As filed with the Securities and Exchange Commission on October 27, 2014
================================================================================
                                            1933 Act Registration No. 333-171759
                                             1940 Act Registration No. 811-22519



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
Pre-Effective Amendment No. __                                              [ ]
Post-Effective Amendment No. 49                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
Amendment No. 50                                                            [X]


                  FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund IV
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] (date) pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to First Trust Eurozone AlphaDEX(R)
ETF.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 27th day of October, 2014.



                                    FIRST TRUST EXCHANGE-TRADED ALPHADEX FUND II

                                      By: /s/ Mark R. Bradley
                                          -------------------------------------
                                              Mark R. Bradley, President and
                                              Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                             TITLE                  DATE
                                      President and Chief    October 27, 2014
/s/ Mark R. Bradley                   Executive Officer
-----------------------------------
    Mark R. Bradley
                                      Treasurer, Chief       October 27, 2014
                                      Financial Officer
                                      and Chief Accounting
/s/ James M. Dykas                    Officer
-----------------------------------
    James M. Dykas

                                             )
James A. Bowen*                      Trustee )
                                             )
                                             )
Richard E. Erickson*                 Trustee )
                                             )
                                             )     BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                    Trustee )         ------------------------
                                             )             W. Scott Jardine
                                             )             Attorney-In-Fact
Robert F. Keith*                     Trustee )             October 27, 2014
                                             )
                                             )
Niel B. Nielson *                    Trustee )
                                             )

* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

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